Trading assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Trading assets and liabilities
Schedule of trading assets and liabilities

	2021	2020
Assets	£m	£m
Loans
Reverse repos	20,742	19,404
Collateral given	12,047	18,760
Other loans	1,414	1,611
Total loans	34,203	39,775
Securities
Central and local government
- UK	6,919	4,184
- US	3,329	5,149
- other	10,929	16,436
Financial institutions and corporate	3,778	3,446
Total securities	24,955	29,215
Total	59,158	68,990
Liabilities
Deposits
Repos	19,389	19,036
Collateral received	17,718	23,229
Other deposits	1,553	1,804
Total deposits	38,660	44,069
Debt securities in issue	974	1,408
Short positions	24,964	26,779
Total	64,598	72,256